Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3

2013:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,158,859	1,158,859	—	—
Agencies not backed by the full faith and credit of the U.S. government	511,829	—	511,829	—
States and political subdivisions	4,958,360	—	4,958,360	—
Foreign government	365,234	—	331,950	33,284
Public utilities	5,136,210	—	4,935,015	201,195
Corporate securities	41,676,852	—	37,949,049	3,727,803
Mortgage-backed securities	12,525,293	—	12,522,213	3,080
CMOs	14,212	—	14,212	—
CDOs	56,873	—	—	56,873
Derivative investments	831,707	1,151	821,890	8,666
Equity securities, available for sale	29,112	29,112	—	—
Equity securities, trading	227,822	206,500	21,322	—
Corporate-owned life insurance	290,752	—	290,752	—
Separate account assets	30,747,777	30,747,777	—	—

Total assets accounted for at fair value	$98,530,892	32,143,399	62,356,592	4,030,901

Liabilities accounted for at fair value:
Derivative liabilities	$1,391,989	770	1,361,968	29,251
Separate account liabilities	30,747,777	30,747,777	—	—
Reserves at fair value (1)	11,943,461	—	—	11,943,461

Total liabilities accounted for at fair value	$44,083,227	30,748,547	1,361,968	11,972,712

	Total	Level 1	Level 2	Level 3

2012:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,009,447	1,009,447	—	—
Agencies not backed by the full faith and credit of the U.S. government	873,624	—	873,624	—
States and political subdivisions	4,473,633	—	4,473,633	—
Foreign government	523,994	—	489,088	34,906
Public utilities	5,394,379	—	5,201,217	193,162
Corporate securities	40,937,472	—	37,435,895	3,501,577
Mortgage-backed securities	14,893,697	—	14,888,908	4,789
CMOs	17,150	—	17,150	—
CDOs	54,766	—	—	54,766
Derivative investments	490,149	2,596	479,669	7,884
Equity securities, trading	31,837	18,979	12,858	—
Separate account assets	25,670,675	25,670,675	—	—

Total assets accounted for at fair value	$94,370,823	26,701,697	63,872,042	3,797,084

Liabilities accounted for at fair value:
Derivative liabilities	$279,825	5,167	222,953	51,705
Separate account liabilities	25,670,675	25,670,675	—	—
Reserves at fair value (1)	10,961,562	—	—	10,961,562

Total liabilities accounted for at fair value	$36,912,062	25,675,842	222,953	11,013,267

(1)	Reserves at fair value are reported in account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or out of	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2013:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$34,906	—	(1,622)	—	—	—	33,284	—
Public utilities	193,162	—	(10,278)	68,300	(679)	(49,310)	201,195	—
Corporate securities	3,501,577	3,344	(237,236)	549,744	(89,626)	—	3,727,803	140
CDOs	54,766	2,009	6,413	—	(6,316)	—	56,872	1,984
Mortgage-backed securities	4,789	91	68	—	(1,868)	—	3,080	86

Total fixed-maturity securities	$3,789,200	5,444	(242,655)	618,044	(98,489)	(49,310)	4,022,234	2,210

Derivative assets	$7,884	593,079	—	—	(592,297)	—	8,666	782
Derivative liabilities	(51,705)	(242,038)	—	—	264,492	—	(29,251)	22,453
Reserves at fair value	(10,961,562)	(1,015,824)	—	(1,232,687)	1,266,612	—	(11,943,461)	(2,248,511)
2012:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$32,382	—	2,524	—	—	—	34,906	—
Public utilities	58,796	—	11,366	123,000	—	—	193,162	—
Corporate securities	2,523,244	670	136,784	862,500	(21,621)	—	3,501,577	341
CDOs	66,958	2,899	1,638	—	(16,729)	—	54,766	2,268
Mortgage-backed securities	69,189	262	(24)	—	(1,749)	(62,889)	4,789	262

Total fixed-maturity securities	$2,750,569	3,381	152,288	985,500	(40,099)	(62,889)	3,789,200	2,871

Derivative assets	$70,145	512,096	—	—	(574,357	—	7,884	(57,935)
Derivative liabilities	(7,059)	(408,325)	—	—	363,679	—	(51,705)	(44,646)
Reserves at fair value	(10,612,779)	(793,258)	—	(1,143,374)	1,587,849	—	(10,961,562)	1,936,632

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)

2013:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$33,284	Matrix pricing	Option adjusted spread	160–164 (161)
Public utilities	201,195	Matrix pricing	Option adjusted spread	72–311 (176)
Corporate securities	3,727,803	Matrix pricing	Option adjusted spread	30–486 (177)
CDOs	56,873	Intex discounted cash flows	Constant prepayment rate	0–25.0% (0.7%)
			Annual default rate	0.5–62.5% (5.1%)
			Loss severity	10–80.0% (56.1%)
			Delinquencies	0–32.0% (1.0%)
			Discount Margin to LIBOR	1.7–10.7% (5.4%)
Mortgage-backed securities	3,080	Intex discounted cash flows	Constant prepayment rate	1.5–2.0% (2.0%)
			Annual default rate	15.0-90.0% (20.0%)
			Loss severity	55.0–70.0% (57.6%)
			Delinquencies	5.0–30.0% (16.8%)
			Discount Margin to LIBOR	4.2–4.2% (4.2%)

Derivative assets:
TRS	$4,847	Third-Party Vendor	Spread and discount rates	*
CDO embedded derivative	3,819	Discounted cash flow	Prepayment rates	*

Derivative liabilities:
TRS	(29,251)	Third-Party Vendor	Spread and discount rates	*

Reserves at Fair Value:
MVLO	$(11,756,097)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality**	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(153,745)	Discounted cash flow	Surrenders	0.5–35%
			Mortality**	0–100%

*	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table for MVLO and actively issued GMWB and GMAB and the 1994 MGDB Mortality Table for all other GMWB and GMAB.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2013
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total

Financial assets:
Held-to-maturity fixed-maturity securities	$220,752	—	—	219,516	219,516
Mortgage loans on real estate	6,134,525	—		6,554,054	6,554,054
Loans to affiliates	1,191,170	—	1,191,170	—	1,191,170
Policy loans	158,217	—	158,217	—	158,217
Acquired loans	205,131	—	162,320	85,238	247,558
Other invested assets	50,046	—	—	50,046	50,046
Financial liabilities:
Investment contracts	$71,735,796	—	—	72,477,568	72,477,568
Mortgage notes payable	99,210	—	—	112,884	112,884

	2012
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$475,074	—	—	486,715	486,715
Mortgage loans on real estate	6,045,334	—	—	6,773,362	6,773,362
Loans to affiliates	28,725	—	—	29,720	29,720
Policy loans	163,768	—	163,768	—	163,768
Acquired loans	216,062	—	204,632	35,365	239,997
Real Estate - held for sale	15,500	—	15,500	—	15,500
Other invested assets	23,262	—	—	23,262	23,262
Financial liabilities:
Investment contracts	$69,286,685	—	—	70,143,265	70,143,265
Mortgage notes payable	105,858	—	—	129,065	129,065